Annual Total Returns- JPMorgan Municipal Money Market Fund (Morgan Shares) [BarChart] - Morgan Shares - JPMorgan Municipal Money Market Fund - Morgan	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	0.01%	0.01%	0.07%	0.31%	0.88%	0.93%	0.30%